Share-Based Payments - Assumptions of Warrants (Details) - Warrants - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payments
Expected term (in years)		6 years 6 months
Expected volatility	85.00%	85.00%
Minimum
Share-Based Payments
Expected term (in years)	5 years
Risk-free interest rate	3.97%	2.43%
Share price	$ 1.21	$ 1.71
Maximum
Share-Based Payments
Expected term (in years)	7 years
Risk-free interest rate	4.13%	3.54%
Share price	$ 1.53	$ 3.01